Net Income (Loss) Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested equity awards (in shares)					6,398,615	10,038,369	11,983,603
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested equity awards (in shares)	7,130,000	0	7,130,000	0
Unvested restricted stock and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested equity awards (in shares)	6,153,000	0	6,153,000	0
Share-based Payment Arrangement [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Unvested equity awards (in shares)	0	6,626,000	0	6,626,000